SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Accounts payable and accrued liabilities (Details) - USD ($)	9 Months Ended	12 Months Ended
	Sep. 30, 2024	Dec. 31, 2023	Dec. 31, 2022
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Operating costs paid (as percent)	100.00%	100.00%
Term of accounts payable	30 days	30 days
Trade payable	$ 1,014,197	$ 773,387	$ 363,574
Suspense payable	732,055	727,153	1,134,051
Other			$ 49,521
Total accounts payable	$ 1,746,252	$ 1,500,540